Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenues	$ 1,247,414	$ 932,258	$ 4,279,243	$ 2,735,752
Cost of services	306,347	195,847	822,790	639,241
Gross profit	941,067	736,411	3,456,453	2,096,511
Operating expenses:
Sales and marketing	226,775	70,805	361,395	276,249
General and administrative	278,657	318,370	1,168,398	852,530
Research and development	113,598	75,995	351,090	225,392
Total operating expenses	619,030	465,170	1,880,883	1,354,171
Operating income:	322,037	271,241	1,575,570	742,340
Other income:
Interest income		184	559	1,310
Total other income		184	559	1,310
Income before income taxes	322,037	271,425	1,576,129	743,650
Provision for income tax	117,212	114,064	670,497	348,749
Net income	$ 204,825	$ 157,361	$ 905,632	$ 394,901
Net income per share:
Basic	$ 0.01	$ 0.01	$ 0.07	$ 0.03
Diluted	$ 0.01	$ 0.01	$ 0.06	$ 0.03
Weighted average common shares outstanding
Basic	13,841,500	13,567,222	13,773,566	13,440,000
Diluted	15,431,961	13,567,222	15,154,264	13,440,000